RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - CHANGES IN LEVEL 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in net fair value of derivative assets and liabilities classified as Level 3
Level 3 net derivative asset at beginning of period	$ (387)	$ (295)
Total gains/(loss)
Included in earnings	206	(184)
Included in OCI	2	4
Settlements	168	88
Level 3 net derivative asset at end of period	(11)	(387)
Amount of transfer of fair value of assets between levels	0	0
Amount of transfer of fair value of liabilities between levels	$ 0	$ 0